Shareholder Report, Average Annual Return (Details) DFF4_DFA California Municipal Real Return Portfolio_Institutional_TSR Annual {Institutional}	12 Months Ended	60 Months Ended	96 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Institutional
Average Annual Return [Line Items]
Line Graph and Table Measure Name	DFA California Municipal Real Return Portfolio – Institutional
Average Annual Return, Percent	3.36%	3.11%	2.55%
S&P National AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P National AMT-Free Municipal Bond Index
Average Annual Return, Percent	3.77%	1.17%	2.18%
S&P Intermediate Term California AMT-Free Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Intermediate Term California AMT-Free Municipal Bond Index
Average Annual Return, Percent	4.38%	1.21%	2.06%